Value Line U.S. Government Money Market Fund, Inc.

Supplement dated June 22, 2012 to
Summary Prospectus dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

Your Fund’s Board of Directors approved an Agreement and Plan of Reorganization and Liquidation, pursuant to which your Fund’s shareholders will become shareholders of the U.S. Government Portfolio of the Daily Income Fund, which is a registered U.S. Government money market fund managed by Reich & Tang Asset Management, LLC.  The investment objective, policies, strategies, and associated risks of your Fund and the U.S. Government Portfolio are substantially identical.  The closing of the reorganization is expected to occur on or about August 24, 2012.  No shareholder approval or action on your part is necessary to effect the reorganization.  Your shares of the Fund will automatically be exchanged for Institutional Service class shares of the U.S. Government Portfolio on the date of the reorganization.

For additional information about the reorganization, please see the combined prospectus/information statement, which will be sent to each shareholder of record of your Fund as of the close of business on July 9, 2012.  The combined prospectus/information statement will describe in greater detail the reorganization and the reasons that the reorganization was approved unanimously by your Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, your Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated May 1, 2012, and will continue to accept investments from new and existing shareholders.

If you have any questions about the reorganization, please call 1-800-243-2729 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
FOR FUTURE REFERENCE

Value Line U.S. Government Money Market Fund, Inc.

Supplement dated June 22, 2012 to
Prospectus dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

Your Fund’s Board of Directors approved an Agreement and Plan of Reorganization and Liquidation, pursuant to which your Fund’s shareholders will become shareholders of the U.S. Government Portfolio of the Daily Income Fund, which is a registered U.S. Government money market fund managed by Reich & Tang Asset Management, LLC.  The investment objective, policies, strategies, and associated risks of your Fund and the U.S. Government Portfolio are substantially identical.  The closing of the reorganization is expected to occur on or about August 24, 2012.  No shareholder approval or action on your part is necessary to effect the reorganization.  Your shares of the Fund will automatically be exchanged for Institutional Service class shares of the U.S. Government Portfolio on the date of the reorganization.

For additional information about the reorganization, please see the combined prospectus/information statement, which will be sent to each shareholder of record of your Fund as of the close of business on July 9, 2012.  The combined prospectus/information statement will describe in greater detail the reorganization and the reasons that the reorganization was approved unanimously by your Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, your Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated May 1, 2012, and will continue to accept investments from new and existing shareholders.

If you have any questions about the reorganization, please call 1-800-243-2729 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Value Line U.S. Government Money Market Fund, Inc.

Supplement dated June 22, 2012 to
Statement of Additional Information dated May 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

Your Fund’s Board of Directors approved an Agreement and Plan of Reorganization and Liquidation, pursuant to which your Fund’s shareholders will become shareholders of the U.S. Government Portfolio of the Daily Income Fund, which is a registered U.S. Government money market fund managed by Reich & Tang Asset Management, LLC.  The investment objective, policies, strategies, and associated risks of your Fund and the U.S. Government Portfolio are substantially identical.  The closing of the reorganization is expected to occur on or about August 24, 2012.  No shareholder approval or action on your part is necessary to effect the reorganization.  Your shares of the Fund will automatically be exchanged for Institutional Service class shares of the U.S. Government Portfolio on the date of the reorganization.

For additional information about the reorganization, please see the combined prospectus/information statement, which will be sent to each shareholder of record of your Fund as of the close of business on July 9, 2012.  The combined prospectus/information statement will describe in greater detail the reorganization and the reasons that the reorganization was approved unanimously by your Fund’s Board of Directors, including the Independent Directors.

Prior to the reorganization, your Fund will continue to operate as described in its Prospectus and Statement of Additional Information, each dated May 1, 2012, and will continue to accept investments from new and existing shareholders.

If you have any questions about the reorganization, please call 1-800-243-2729 (toll free).

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE